Leasehold Improvements and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Leasehold improvements and Equipment [Line Items]
Purchased assets	$ 5,526	$ 159,908
Certain loans acquired In transfer accounted carrying amount net	164,332		$ 171,221
Land Improvements [Member]
Leasehold improvements and Equipment [Line Items]
Depreciation	$ 112,243	$ 130,629